Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 127	$ 1,454
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	296	256
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	69	43
Fair value on a recurring basis | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	272	229
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	68	36
Fair value on a recurring basis | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		4
Fair value on a recurring basis | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	24	27
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	3
Fair value on a recurring basis | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		108
Fair value on a recurring basis | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	95
Fair value on a recurring basis | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	619
Fair value on a recurring basis | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	12
Fair value on a recurring basis | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	26	41
Fair value on a recurring basis | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	26	282
Fair value on a recurring basis | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	162
Fair value on a recurring basis | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	48
Fair value on a recurring basis | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	19	46
Fair value on a recurring basis | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		38
Fair value on a recurring basis | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	12	15
Fair value on a recurring basis | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		1
Fair value on a recurring basis | Level 1 | U.S. treasury securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		38
Fair value on a recurring basis | Level 1 | Investments
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		1
Fair value on a recurring basis | Level 2 | Foreign currency forward/option contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	272	229
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	68	36
Fair value on a recurring basis | Level 2 | Commodity price swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet		4
Fair value on a recurring basis | Level 2 | Interest rate swap contracts
Assets and Liabilities Measured on Recurring Basis
Gross Amounts of Derivative Assets Presented in the Consolidated Balance Sheet	24	27
Gross Amounts of Derivative Liabilities Presented in the Consolidated Balance Sheet	1	3
Fair value on a recurring basis | Level 2 | U.S. government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities		108
Fair value on a recurring basis | Level 2 | Foreign government agency securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	95
Fair value on a recurring basis | Level 2 | Corporate debt securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	619
Fair value on a recurring basis | Level 2 | Commercial paper
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	12
Fair value on a recurring basis | Level 2 | Certificates of deposit/time deposits
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	26	41
Fair value on a recurring basis | Level 2 | Asset-backed securities Automobile loan related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	26	282
Fair value on a recurring basis | Level 2 | Asset-backed securities Credit card related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	10	162
Fair value on a recurring basis | Level 2 | Asset-backed securities Equipment lease related
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	2	48
Fair value on a recurring basis | Level 2 | Asset-backed securities Other asset-backed securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	19	46
Fair value on a recurring basis | Level 3 | U.S. municipal securities
Assets and Liabilities Measured on Recurring Basis
Available-for-sale marketable securities	$ 12	$ 15